Right-of-use Asset and Lease Liability (Details) - USD ($)	Aug. 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Right-of-use Asset And Lease Liability
Right-of-use asset, net	$ 207,406	$ 5,069	$ 49,314
Current lease liability	123,413	5,069	47,569
Non-current lease liability	83,993		4,936
Total lease liability	$ 207,406	$ 5,069	$ 52,505
Operating Lease, Weighted Average Remaining Lease Term	20 months	2 months
Operating Lease, Weighted Average Discount Rate, Percent	2.48%	2.48%
2022	$ 127,166	$ 5,085
Thereafter
Less: imputed interest	$ (4,537)	$ (16)